Accounts Receivable - Summary of trade receivable past due analysis (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Gross carrying amount	$ 187,673,616	$ 86,514,680
Credit Grade AA [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.15%
Gross carrying amount	$ 84,563,000
Credit Grade A [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.		0.10%
Gross carrying amount		$ 54,763,000
Credit Grade BBB [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.	0.27%	0.17%
Gross carrying amount	$ 103,111,000	$ 24,218,000
Credit Grade CCC [Member]
Disclosure Of Trade Receivable Past Due Analysis [Line Items]
Expected credit loss rate.		0.10%
Gross carrying amount		$ 7,534,000